COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating lease commitments
2015	170,867,421
2016	101,503,975
2017	58,110,956
2018	23,039,320
2019	11,583,618
Thereafter	14,102,255
Total	379,207,545
Operating lease, rental expense
Operating lease, rental expense	144,000,000	118,000,000	94,000,000
Capital commitments
Outstanding Capital Commitments	70,000,000
Guarantee
Guarantee Arrangement	884,000,000